Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2024
Trade and other receivables
Schedule of trade and other receivables, net

	June 30,	December 31,
	2024	2023
	(Unaudited)
Current
Fuel Price stabilization fund (1)	12,057,921	20,505,603
Customers
Foreign	4,210,481	4,220,537
Domestic	2,870,405	3,087,463
Concessions (2)	3,931,662	4,054,429
Accounts receivable from employees	108,067	106,022
Related parties (Note 30)	81,843	123,058
Industrial services	45,175	40,729
Other	980,689	1,329,565
	24,286,243	33,467,406
Impairment	(145,108)	(156,764)
	24,141,135	33,310,642
Non–current
Concessions (2)	26,623,302	26,323,424
Accounts receivable from employees	624,892	565,914
Customers
Foreign	186,798	150,033
Domestic	76,165	75,419
Related parties (Note 30)	230,980	143,238
Other (3)	3,192,273	3,180,581
	30,934,410	30,438,609
Impairment	(645,112)	(657,521)
	30,289,298	29,781,088
(1)	Corresponds to the application of Resolution 180522 of March 29, 2010, and other regulations that modify and add it (Decree 1880 of 2014 and Decree 1068 of 2015), which establishes the procedure to recognize the subsidy for refiners and importers of motor gasoline current and ACPM, and the methodology for calculating the net position (value generated between the parity price and the regulated price, which can be positive or negative).

During 2024, the Ministry of Finance and Public Credit made payments to the Ecopetrol Business Group for $12,957,299, as follows:

-	Ecopetrol S.A. received cash payments for $10,414,093. These payments correspond to the settlement of the first and second quarters of 2023.
-	Refinería de Cartagena received cash payments for $2,543,206 corresponding to the settlement of the first quarter of 2023.

During 2023, the Ministry of Finance and Public Credit paid $26,346,530 to the Ecopetrol Business Group as follows;

-	Payments to Ecopetrol for $2,876,149 in cash and $21,576,179 through offsetting with dividends payable to the Ministry of Finance and Public Credit, this operation did not generate cash flows and its effect implies an increase in the variation in working capital in the cash flow statement of the Ecopetrol Business Group. These payments correspond to the settlements of the second, third and fourth quarters of 2022.
-	Payments to Refinería de Cartagena for $1,894,202 in cash in August 2023, corresponding to settlement of the fourth quarter of 2022.
(2)	Includes electric power transmission and toll roads concessions. Corresponds to accounts receivable for concessions acquired for public electric power transportation services and for public road transportation service.
(3)	Corresponds mainly to accounts receivable from the Government of Brazil for employee benefits governed by Law 4819 of 1958 to ISA CTEEP, and crude loan agreements of the Business Group for transportation systems. The gross value of these accounts receivable is $2,221,991 (2023: $2,279,637) and the provision for expected losses established, included in the provision line for expected credit losses, is $385,229 (2023: $407,567), for a net book value of $1,836,762 (2023: $1,872,070). The administration monitors the progress and developments related to the legal aspect of the matter and continuously evaluates the possible impacts on its financial statements.